Related Party Balances and Transactions (Details) - Schedule of Related Party Balances - USD ($)		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2024	Jun. 30, 2023
Related Party [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related party balances, Total	$ 320,960
Other Payables Related Parties [Member] | Related Party [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related party balances, Total	1,660
Equipment rental deposit [Member] | Other Receivable a Related Party [Member] | Ezytronic Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related party balances, Relationship		Jau Long “Jerry” Ooi is the common shareholder	Jau Long “Jerry” Ooi is the common shareholder
Related party balances, Nature		Equipment rental deposit	Equipment rental deposit
Related party balances, Total	12,379	$ 12,229
Consulting Fee [Member] | Other Payables Related Parties [Member] | True Sight Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related party balances, Relationship		Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is the shareholder of this entity
Related party balances, Nature		Consulting fee	Consulting fee
Related party balances, Total	345
Operating expense paid on behalf [Member] | Other Payables Related Parties [Member] | Ezytronic Sdn Bhd [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related party balances, Relationship		Jau Long “Jerry” Ooi is a common shareholder
Related party balances, Nature		Operating expense paid on behalf	Operating expense paid on behalf
Related party balances, Total	1,315
Interest-free loan, due on demand [Member] | Amount Due to Related Parties [Member] | Chong Chan “Sam” Teo [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related party balances, Relationship		Directors, Chief Executive Officer, and Shareholder of TGL
Related party balances, Nature		Interest-free loan, due on demand	Interest-free loan, due on demand
Related party balances, Total	186,579
Interest-free loan, due on demand [Member] | Amount Due to Related Parties [Member] | Kok Pin “Darren” Tan [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Balances [Line Items]
Related party balances, Relationship		Shareholder of TGL
Related party balances, Nature		Interest-free loan, due on demand	Interest-free loan, due on demand
Related party balances, Total	$ 134,381